Document and Entity Information	Sep. 04, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001419041
Document Type	8-K
Document Period End Date	Sep. 04, 2020
Entity Registrant Name	Forte Biosciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38052
Entity Tax Identification Number	26-1243872
Entity Address, Address Line One	1124 W Carson Street
Entity Address, Address Line Two	MRL Building 3-320
Entity Address, City or Town	Torrance
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90502
City Area Code	(310)
Local Phone Number	618-6994
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	FBRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true